UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21869

NEXPOINT CREDIT STRATEGIES FUND

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	NexPoint Credit Strategies Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 16.7%
CHEMICALS - 0.9%
1,366,050	Vertellus Specialties, Inc. DIP Term Loan 10.00%, 11/28/2016	1,367,758
2,963,913	Term Loan B(b)	1,982,117

		3,349,875

ENERGY - 0.4%
443,903	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	371,769
499,831	Fieldwood Energy LLC First Lien Term Loan 8.00%, 08/31/2020	417,829
861,558	First Lien Last Out Term Loan 8.38%, 09/30/2020	613,860
698,516	Second Lien Term Loan 8.38%, 09/30/2020	281,732

		1,685,190

GAMING & LEISURE - 2.0%
8,322,966	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan(b)	—
3,883,480	First Lien Tranche A Credit-Linked Deposit(b)	—
9,050,636	LLV Holdco LLC Exit Revolving Loan 5.00%, 02/28/2017(c)(d)(e)	7,651,407

		7,651,407

HOUSING - 0.0%
2,221,161	LBREP/L-SunCal Master I LLC First Lien Term Loan B(b)(c)	—

MEDIA & TELECOMMUNICATIONS - 0.0%
2,578,841	Endurance Business Media, Inc. Term Loan(b)(c)(d)	—

SERVICE - 2.8%
14,564,823	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.00%, 04/02/2020	11,073,781

TELECOMMUNICATIONS - 3.8%
15,144,975	TerreStar Corporation Term Loan A 11.00%, 02/27/2020(c)(d)	15,084,395

UTILITY - 6.8%
75,329,417	Texas Competitive Electric Holdings Co. LLC Extended Term Loan(b)	21,906,171
17,000,000	Non-Extended Term Loan(b)	4,905,690

		26,811,861

	Total U.S. Senior Loans (Cost $114,404,026)	65,656,509

Principal Amount
FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS(a) - 0.8%
MARSHALL ISLANDS - 0.8%
USD
6,237,545	Drillships Financing Holding, Inc. Tranche Term Loan B-1 6.00%, 03/31/2021(f)	3,146,841

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

UNITED KINGDOM - 0.0%
GBP
	Henson No. 4, Ltd.
702,703	Term Loan Facility B(b)(c)	—
213,468	Term Loan Facility B(b)(c)	—
710,448	Term Loan Facility C(b)(c)	—
217,359	Term Loan Facility C(b)(c)	—

	Total Foreign Denominated or Domiciled Senior Loans (Cost $4,270,917)	3,146,841

Principal Amount ($)
ASSET-BACKED SECURITIES (g) - 13.5%
14,000,000	Acis CLO, Ltd. Series 2013-1A, Class SUB 0.00%, 04/18/2024(h)	5,014,275
7,500,000	Series 2015-6A, Class SUB 0.00%, 05/01/2027(h)	3,815,625
10,000,000	Series 2014-3A, Class E 5.51%, 02/01/2026(h)(i)	7,339,000
2,000,000	Series 2013-2A, Class E 5.60%, 10/14/2022(h)(i)	1,945,000
4,500,000	Series 2013-1A, Class E 6.28%, 04/18/2024(h)(i)	3,699,000
5,000,000	Series 2014-3A, Class F 6.36%, 02/01/2026(h)(i)	2,935,500
9,142,000	Series 2013-1A, Class F 7.18%, 04/18/2024(h)(i)	6,379,745
2,250,000	ALM VII, Ltd. Series 2013-7R2A, Class SUB 0.00%, 04/24/2024	1,324,170
1,000,000	Apidos CLO Series 2013-12A, Class F 5.58%, 04/15/2025(i)	756,900
1,925,000	Betony CLO, Ltd. Series 2015-1A, Class SUB 0.00%, 04/15/2027	1,001,366
1,000,000	CIFC Funding, Ltd. Series 2014-4A, Class F 6.28%, 10/17/2026(i)	743,660
1,000,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class F 6.53%, 01/16/2026(i)	590,000
2,915,407	Grayson CLO, Ltd. Series 2006-1A, Class D 4.36%, 11/01/2021(h)(i)	2,448,942
850,000	Greywolf CLO, Ltd. Series 2013-1A, Class E 5.73%, 04/15/2025(i)	673,625
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 5.93%, 11/18/2026(i)	2,400,000
701,696	Highland Loan Funding V, Ltd. 2.76%, 08/01/2017(h)(i)	564,585
10,342,652	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.23%, 11/25/2051(h)(i)	8,998,107
800,000	KVK CLO, Ltd. Series 2015-1A, Class E 6.56%, 05/20/2027(i)	664,000
1,500,000	Valhalla CLO, Ltd. Series 2004-1A, Class EIN 0.00%, 08/01/2020(h)(i)	382,500
2,100,000	Vibrant CLO II, Ltd. Series 2013-2A, Class E 6.22%, 07/24/2024(i)	1,407,000

	Total Asset-Backed Securities (Cost $62,624,457)	53,083,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

CORPORATE BONDS & NOTES - 5.2%
ENERGY - 1.5%
681	American Energy-Permian Basin LLC 7.38%, 11/01/2021(g)	485
4,062,000	Arch Coal, Inc. (b)	195,484
18,439,000	Ocean Rig UDW, Inc. 7.25%, 04/01/2019(g)(j)	5,531,700
5,000,000	Venoco, Inc. (b)	175,000

		5,902,669

INFORMATION TECHNOLOGY - 2.6%
23,971,250	Avaya, Inc. 10.50%, 03/01/2021(g)(j)	5,393,531
5,000,000	Scientific Games International, Inc. 10.00%, 12/01/2022(j)	4,637,500

		10,031,031

TELECOMMUNICATIONS - 0.2%
2,060,602	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021(j)	813,938

TRANSPORTATION - 0.1%
3,750,000	DPH Holdings Corp.(b)	140,625
3,933,000	DPH Holdings Corp.(b)	147,488
8,334,000	DPH Holdings Corp.(b)	312,525

		600,638

UTILITY - 0.8%
5,000,000	Texas Competitive Electric Holdings Co., LLC(b)(g)(j)	1,528,125
24,000,000	Texas Competitive Electric Holdings Co., LLC(b)(j)	1,644,000

		3,172,125

	Total Corporate Bonds & Notes (Cost $67,272,574)	20,520,401

Principal Amount
FOREIGN CORPORATE BONDS & NOTES (b) - 0.2%
NETHERLANDS - 0.2%
USD
64,515,064	Celtic Pharma Phinco BV, PIK(g)	645,151
28,665,284	Celtic Pharma Phinco BV, PIK(c)	—

		645,151

	Total Foreign Corporate Bonds & Notes (Cost $62,254,526)	645,151

Principal Amount ($)
SOVEREIGN BONDS - 1.2%
2,000,000	Argentine Republic Government International Bond 2.50%, 12/31/2038	1,427,000
3,000,000	7.63%, 04/22/2046(g)	3,391,500

		4,818,500

	Total Sovereign Bonds (Cost $4,017,763)	4,818,500

Shares
COMMON STOCKS - 78.6%
CHEMICALS - 1.3%
456,875	MPM Holdings, Inc.(j)(k)	4,930,595

CONSUMER DISCRETIONARY - 2.3%
634,392	K12, Inc.(j)(k)	9,103,525

ENERGY - 1.2%
144,580	Atlantic Power Corp.(k)	357,113

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

336	California Resources Corp.(k)	4,200
85,750	Energy Transfer Equity LP	1,439,742
2,242,718	Ocean Rig UDW, Inc.(k)	1,883,883
22,600	Western Gas Equity Partners LP	960,274

		4,645,212

FINANCIAL - 6.0%
1,000,000	Adelphia Recovery Trust	1,000
46,601	American Banknote Corp.(c)(k)	131,415
1,208,185	Fortress Investment Group LLC, Class A(j)	5,968,434
15,201,857	Specialty Financial Products, LTD.(c)(d)(k)	17,457,813

		23,558,662

GAMING & LEISURE - 0.0%
14	LLV Holdco LLC - Litigation Trust Units(c)(d)(k)	—
26,712	LLV Holdco LLC - Series A, Membership Interest(c)(d)(k)	—
144	LLV Holdco LLC - Series B, Membership Interest(c)(d)(k)	—

		—

HEALTHCARE - 1.7%
24,600	Coherus Biosciences, Inc.(k)	658,788
24,000,000	Genesys Ventures IA, LP(c)(d)(k)	1,682,400
29,330	TESARO, Inc.(k)(l)	2,940,039
20,000	Ultragenyx Pharmaceutical, Inc.(k)	1,418,800

		6,700,027

HOUSING - 0.4%
368,150	CCD Equity Partners LLC(c)	1,413,696

INFORMATION TECHNOLOGY - 10.1%
833	CDK Global, Inc.(l)	47,781
10,185	Corning, Inc.(j)(l)	240,875
90,250	Fortinet, Inc.(k)(l)	3,332,933
1	Magnachip Semiconductor Corp.(k)	8
1,560,000	Twitter, Inc.(j)(k)	35,958,000

		39,579,597

MEDIA & TELECOMMUNICATIONS - 6.8%
74,362	Cumulus Media, Inc., Class A(k)(l)	24,532
18,000	Gray Television, Inc., Class A(k)(l)	184,050
35,634	Loral Space & Communications, Inc.(j)(k)(l)	1,393,646
308,875	Metro-Goldwyn-Mayer, Inc., Class A(k)(m)	24,915,865
645	Time, Inc.(l)	9,340

		26,527,433

REAL ESTATE - 0.0%
522,358	Allenby(c)(d)	1
5,151,077	Claymore(c)(d)	5

		6

REAL ESTATE INVESTMENT TRUST - 39.4%
8,271,300	NexPoint Real Estate Capital, LLC, REIT(c)(d)(k)	88,049,644
25,255,573	NexPoint Real Estate Opportunities, LLC, REIT(c)(d)(k)	66,631,779

		154,681,423

TELECOMMUNICATIONS - 8.8%
110,872	TerreStar Corporation(c)(d)(k)(m)	34,651,935

UTILITY - 0.2%
26,220	Entegra TC LLC, Class A(k)	707,940
1,272,973	Entegra TC LLC, Class B(k)	1
5,413	NRG Energy, Inc.(l)	60,680

		768,621

WIRELESS COMMUNICATIONS - 0.4%
2,260,529	Pendrell Corp.(j)(k)	1,548,688

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

	Total Common Stocks (Cost $454,068,789)	308,109,420

PREFERRED STOCKS (h) - 28.3%
FINANCIAL - 28.3%
14,500	Aberdeen Loan Funding, Ltd.	5,365,000
1,200	Brentwood CLO, Ltd.(g)	450,000
13,800	Brentwood CLO, Ltd.	5,175,000
34,500	Eastland CLO, Ltd.	11,990,475
5,000	Eastland Investors Corp.(g)	1,737,750
7,750	Gleneagles CLO, Ltd.(g)	3,003,125
62,600	Grayson CLO, Ltd., Series II(g)	20,188,500
1,500	Grayson Investors Corp.(g)	483,750
39,000	Greenbriar CLO, Ltd.	17,452,500
3,750	Greenbriar CLO, Ltd.(g)	1,678,125
2,500	Liberty CLO, Ltd.(g)	756,125
8,500	Red River CLO, Ltd., Series PS-2	1,785,000
10,500	Rockwall CDO, Ltd.(g)	7,585,200
6,000	Southfork CLO, Ltd.(g)	2,043,600
41,500	Stratford CLO, Ltd.(g)	19,687,807
29,007	Westchester CLO, Ltd.(g)	11,481,116

		110,863,073

	Total Preferred Stocks (Cost $169,308,711)	110,863,073

EXCHANGE-TRADED FUNDS (k) - 0.1%
11,700	Direxion Daily Gold Miners Index Bull 3X Shares ETF	221,481

	Total Exchange-Traded Funds (Cost $1,995,037)	221,481

MASTER LIMITED PARTNERSHIPS (j) - 0.2%
ENERGY - 0.2%
63,500	Plains GP Holdings LP, Class A	821,690

	Total Master Limited Partnerships (Cost $1,159,047)	821,690

Units
WARRANTS (k) - 0.0%
ENERGY - 0.0%
6,536,535	Kinder Morgan, Inc., expires 05/25/2017	101,316

GAMING & LEISURE - 0.0%
602	LLV Holdco LLC - Series C, Membership Interest, expires 07/15/15(c)(d)	—
828	LLV Holdco LLC - Series D, Membership Interest, expires 07/15/15(c)(d)	—
925	LLV Holdco LLC - Series E, Membership Interest, expires 07/15/15(c)(d)	—
1,041	LLV Holdco LLC - Series F, Membership Interest, expires 07/15/15(c)(d)	—
1,179	LLV Holdco LLC - Series G, Membership Interest, expires 07/15/15(c)(d)	—

		—

	Total Warrants (Cost $4,500,396)	101,316

Total Investments - 144.8% (Cost $945,876,243)		567,987,382

Shares
SECURITIES SOLD SHORT(n) - (1.8)%
COMMON STOCKS(o) - (1.8)%
ENERGY - 0.0%
(8,451)	Seventy Seven Energy, Inc.	(930)

INFORMATION TECHNOLOGY - (1.8)%
(66,250)	Zillow Group, Inc., Class A	(2,282,312)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

(140,400)	Zillow Group, Inc., Class C	(4,864,860)

		(7,147,172)

	Total Common Stocks (Proceeds $8,287,569)	(7,148,102)

	Total Securities Sold Short (Proceeds $8,287,569)	(7,148,102)

Other Assets & Liabilities, Net - (43.0)%		(168,527,218)

Net Assets - 100.0%		392,312,062

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2016. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $232,754,490, or 59.3% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2016.
(d)	Affiliated issuer. Assets with a total aggregate market value of $231,209,379, or 58.9% of net assets, were affiliated with the Fund as of September 30, 2016.
(e)	Fixed rate senior loan.
(f)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $138,668,590 or 35.3% of net assets.
(h)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(i)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect September 30, 2016.
(j)	All or part of the security is pledged as collateral for the Committed Facility Agreement with BNP Paribas Prime Brokerage, Inc. The market value of the securities pledged as collateral was $28,234,676.
(k)	Non-income producing security.
(l)	All or part of this security is pledged as collateral for short sales and/or written options contracts. The market value of the securities pledged as collateral was $67,478,223.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc., Class A	12/21/2012	$13,929,926	$24,915,865	6.3%
TerreStar Corporation	11/14/2014	$31,589,558	$34,651,935	8.8%

(n)	As of September 30, 2016, $ 1,673,974 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(o)	No dividend payable on security sold short.

Currency Abbreviations:

GBP	British Pound
USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

Foreign Denominated or Domiciled Senior Loans and Foreign Corporate Bonds & Notes

Industry Concentration Table:

(% of Net Assets)

Energy	0.8%
Healthcare	0.2%
Retail	0.0%

Total	1.0%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2016	NexPoint Credit Strategies Fund

Organization

NexPoint Credit Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. This report includes information for the period ended September 30, 2016. The Fund trades on the New York Stock Exchange (“NYSE”) under the ticker symbol NHF. The Fund may issue an unlimited number of common shares, par value $0.001 per share (“Common Shares”). The Fund commenced operations on June 29, 2006. NexPoint Advisors, L.P. (“NexPoint” or “the Investment Adviser”), an affiliate of Highland Capital Management Fund Advisors, L.P. (“Highland”), is the investment adviser and administrator to the Fund.

Valuation of Investments

In computing the Fund’s net assets attributable to its common shares, securities with readily available market quotations on the NYSE, National Association of Securities Dealers Automated Quotation (NASDAQ), or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things,: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes and/or because of information relating to the value of the Fund’s portfolio securities as of the Fund’s period end that became available prior to the completion of this report that was not available at the time the Fund’s NAV as of its period end was published.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of September 30, 2016, the Fund’s investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, common stocks, preferred stocks, exchange-traded funds, warrants, master limited partnerships, cash equivalents, and securities sold short. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, preferred stocks, exchange-traded funds, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. The Fund’s real estate investments include equity interests in limited liability companies and equity issued by Real Estate Investment Trusts (“REITs”) that invest in commercial real estate. The fair value of real estate investments that are not actively traded on national exchanges are based on internal models developed by the Investment Adviser. The significant inputs to the models include cash flow projections for the underlying properties, capitalization rates and appraisals performed by independent valuation firms. These inputs are not readily observable, and the Fund has classified the investments as Level 3 assets. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2016 is as follows:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

	Total value at September 30, 2016	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
U.S. Senior Loans
Chemicals	$3,349,875	$—	$3,349,875	$—
Energy	1,685,190	—	1,685,190	—
Gaming & Leisure	7,651,407	—	—	7,651,407
Housing	—	—	—	—	(2)
Media & Telecommunications	—	—	—	—	(2)
Service	11,073,781	—	11,073,781	—
Telecommunications	15,084,395	—	—	15,084,395
Utility	26,811,861	—	26,811,861	—
Foreign Denominated or Domiciled Senior Loans	3,146,841	—	3,146,841	—	(2)
Asset-Backed Securities	53,083,000	—	52,518,415	564,585
Corporate Bonds & Notes(1)	20,520,401	—	20,520,401	—
Foreign Corporate Bonds & Notes	645,151	—	645,151	—	(2)
Sovereign Bonds	4,818,500	—	4,818,500	—
Common Stocks
Chemicals	4,930,595	—	—	4,930,595
Consumer Discretionary	9,103,525	9,103,525	—	—
Energy	4,645,212	4,645,212	—	—
Financial	23,558,662	5,969,434	—	17,589,228
Gaming & Leisure	—	—	—	—	(2)
Healthcare	6,700,027	5,017,627	—	1,682,400
Housing	1,413,696	—	—	1,413,696
Information Technology	39,579,597	39,579,597	—	—
Media & Telecommunications	26,527,433	1,611,568	24,915,865	—
Real Estate	6	—	—	6
Real Estate Investment Trust	154,681,423	—	—	154,681,423
Telecommunications	34,651,935	—	—	34,651,935
Utility	768,621	60,681	707,940	—
Wireless Communications	1,548,688	1,548,688	—	—
Preferred Stocks(1)	110,863,073	—	110,863,073	—
Exchange-Traded Funds	221,481	221,481	—	—
Master Limited Partnerships(1)	821,690	821,690	—	—
Warrants
Energy	101,316	101,316	—	—
Gaming & Leisure	—	—	—	—	(2)

Total Assets	567,987,382	68,680,819	261,056,893	238,249,670

Liabilities
Securities Sold Short(1)	(7,148,102)	(7,148,102)	—	—

Total Liabilities	(7,148,102)	(7,148,102)	—	—

Total	$560,839,280	$61,532,717	$261,056,893	$238,249,670

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the period ended September 30, 2016.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

	Balance as of December 31, 2015	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)	Net Purchases	Net (Sales)	Balance as of September 30, 2016	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland NexPoint Credit Strategies Fund
U.S. Senior Loans
Gaming & Leisure	$4,476,048	$—	$—	$—	$—	$2,839,489	$335,870	$—	$7,651,407	$2,839,489
Housing	—	—	—	—	—	—	—	—	—	—
Media & Telecommunications	—	—	—	—	—	—	—	—	—	—
Telecommunications	13,874,103	—	—	(1,755)	—	(3,105)	1,215,152	—	15,084,395	(3,105)
Foreign Denominated or Domiciled Senior Loans
Retail	35,059	—	—	—	14,158	9,744	2,557	(61,518)	—	(3,436,690)
Asset-Backed Securities	—	564,585	—	—	—	—	—	—	564,585	—
Corporate Bonds & Notes
Utility	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds & Notes
Healthcare	—	—	—	—	—	—	—	—	—	—
Common Stocks
Chemicals	4,682,969	—	—	—	—	247,626	1,449,861	(1,449,861)	4,930,595	(342,218)
Financial	22,516,499	—	—	—	2,096,897	730,126	1,777,790	(9,532,084)	17,589,228	1,272,445
Gaming & Leisure	—	—	—	—	—	—	—	—	—	—
Healthcare	1,569,600	—	—	—	—	112,800	—	—	1,682,400	112,800
Housing	1,141,265	—	—	—	—	272,431	—	—	1,413,696	272,431
Real Estate	5	—	—	—	—	(355,764)	355,765	—	6	(355,764)
Real Estate Investment Trust	161,905,866	—	—	—	69,600	(7,048,942)	—	(245,101)	154,681,423	(7,048,942)
Telecommunications	33,434,560	—	—	—	—	1,217,375	—	—	34,651,935	1,217,375
Warrants
Gaming & Leisure	—	—	—	—	—	—	—	—	—	—

Total	$243,635,974	$564,585	$—	$(1,755)	$2,180,655	$(1,978,220)	$5,136,995	$(11,288,564)	$238,249,670	$(5,472,181)

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended September 30, 2016, $564,585 of the Fund’s portfolio investments was transferred from Level 2 to Level 3. The Fund uses end of period market value in the determination of the amount associated with any transfers between levels. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the period ended September 30, 2016, there were no transfers between Level 1 and 2 or Level 1 and Level 3.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 9/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	214,949,283	Third-Party Pricing Vendor	N/A	N/A
		Adjusted Appraisal	Liquidity Discount	10% - 25%
			Minority Discount	20%
			Regional Market Appreciation	48%
		Net Asset Value	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	1.5x - 6.5x
			Liquidity Discount	25%
		Third-Party Valuations	Capitalization Rates	6% - 9.5%
		Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%
U.S. Senior Loans	22,735,802	Discounted Cash Flow	Spread Adjustment	0.10%
		Adjusted Appraisal	Liquidity Discount	10%
Asset-Backed Securities	564,585	Discounted Cash Flow	Discount Rate	9%

Total	$238,249,670

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

Securities Sold Short

The Fund may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for the Fund.

When securities are sold short, the Fund intends to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Investment Adviser believes possess volatility characteristics similar to those being hedged. In addition, the Fund may use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets. The Fund may make short sales “against the box” without respect to such limitations.

Derivative Transactions

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss if the cost of the closing option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss if the premium received from a sale is less than the original premium paid.

Transactions in written options for the nine months ended September 30, 2016 were as follows:

	Number of Contracts	Notional Value	Premium
Outstanding, December 31, 2015	3,125	$24,700,000	$2,026,299
Put Options Expired	(400)	(2,900,000)	(302,877)
Put Options Exercised	(2,725)	(21,800,000)	(1,723,422)

Outstanding, September 30, 2016	—	$—	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

Affiliated Issuers

Under Section 2 (a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies during the period ended September 30, 2016:

Issuer	Shares at December 31, 2015	Shares at September 30, 2016	December 31, 2015	September 30, 2016	Affiliated Income	Purchases	Sales
Majority Owned, Not Consolidated
NexPoint Real Estate Capital, LLC, REIT (Common Stocks)	8,271,300	8,271,300	$97,833,766	$88,049,644	$15,655,464	$—	$—
NexPoint Real Estate Opportunities, LLC, REIT (Common Stocks)	25,255,573	25,255,573	63,896,601	66,631,779	2,215,057	—	—
Specialty Financial Products, Ltd. (Common Stocks)	13,388,945	15,201,857	14,188,265	17,457,813	1,799,973	1,927,790	—
Other Affiliates
Endurance Business Media, Inc. (U.S. Senior Loans)	2,578,841	2,578,841	—	—	—	—	—
Genesys Ventures IA, LP (Common Stocks)	24,000,000	24,000,000	1,569,600	1,682,400	—	—	—
LLV Holdco, LLC (U.S. Senior Loans, Common Stocks & Warrants)	8,746,211	9,082,081	4,170,887	7,651,407	335,870	—	—
TerreStar Corp. (U.S. Senior Loans & Common Stocks)	14,040,695	15,255,847	47,308,663	49,736,330	1,215,152	—	—
Other Controlled
Allenby (Common Stocks)	436,635	522,358	—	1	—	85,723	—
Claymore (Common Stocks)	4,881,036	5,151,077	5	5	—	270,041	—

Total	101,599,236	105,318,934	$228,967,787	$231,209,379	$21,221,516	$2,283,554	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2016	NexPoint Credit Strategies Fund

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at September 30, 2016, based on cost of investments for U.S. federal income tax purposes was:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$28,047,335	$(388,338,602)	$(360,291,267)	$928,278,649

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT CREDIT STRATEGIES FUND

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Dondero
James Dondero
President and Principal Executive Officer

Date:	November 22, 2016

By:	/s/ Brian Mitts
Brian Mitts
Executive Vice President, Principal Financial Officer and Principal Accounting Officer

Date:	November 22, 2016